Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated subsequent events through June 18, 2026 the date the financials were available for issuance.

On January 1, 2026, the Company amended the Plan to increase the auto escalation cap from 6% to 10% of plan compensation.

On January 1, 2026, the Company amended the Plan to allow after-tax employee contributions.